EXHIBIT 99.3

John Deere Owner Trust 2014

Servicer’s Certificate

$308,000,000   Class A-1  0.20000%  Asset Backed Notes due May 01, 2015

$292,000,000   Class A-2  0.45%  Asset Backed Notes due September 15, 2016

$313,000,000   Class A-3  0.92%  Asset Backed Notes due April 16, 2018

$94,165,000   Class A-4  1.45%  Asset Backed Notes due July 15, 2020

$25,829,050  Asset Backed Certificates

Scheduled Payment Date (30/360)	15-May-15
Actual Payment Date (A/360)	15-May-15
Collection Period Begin Date	30-Mar-15
Collection Period End Date	03-May-15
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	30

(1) Total Distribution Amount:	$31,113,468.24
(a) Total cash receipts during the month:	$30,229,313.77
(b) Administrative repurchases during the month:	$883,305.43
(c) Investment earnings on cash accounts:	$849.04
(d) Payment from Deere to buy-back the deal:	$0.00

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$415,977.96
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$62,228.58
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$239,966.67
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$113,782.71
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$29,144,955.42
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$29,144,955.42
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$29,144,955.42

(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5) Noteholders’ Distributable Amount:	$29,560,933.38

(6) Reserve Account balance:
(a) Beginning balance:	$10,329,940.50
(b) Amount of deposit from Collection Account to Reserve Account:	$1,045,915.13
(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
(ii) Amount of excess to Reserve Account from Collection Account:	$1,045,915.13
(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i) Interest Amount included above:	$0.00
(ii) Principal Amount included above:	$0.00
(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$1,045,915.13
(e) Ending Balance (after giving effect to all distributions):	$10,329,940.50
(f) Specified Reserve Account Balance:	$10,329,940.50

(7) Servicing Fee:	$506,519.73
(a) Amount of Servicing Fee earned:	$506,519.73
(b) Amount of Servicing Fee paid:	$506,519.73
(c) Amount of Servicing Fee Shortfall:	$0.00

(8) Amount paid to Indenture Trustee:	$0.00

(9) Amount paid to Owner Trustee:	$0.00

(10) (a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$1,045,915.13

(12) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$578,009,067.03

(b) Note Value as of the end of the related Collection Period:	$569,791,971.11

(c) Number of Accounts at the end of the related Collection Period:	15,176

(13) After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
(ii) Class A-1 Note Pool Factor:	0.0000000

(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$136,797,921.19
(ii) Class A-2 Note Pool Factor:	0.4684860

(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$313,000,000.00
(ii) Class A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$94,165,000.00
(ii) Class A-4 Note Pool Factor:	1.0000000

(e) (i) Outstanding Principal Balance of Certificates:	$25,829,049.92
(ii) Certificate Pool Factor:	1.0000000

(14) (a) Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
(i) Aggregate Principal Balance of Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(b) Number of Purchased Receivables in the related Collection Period:
(i) Aggregate Principal Balance of Purchased Receivables:	$533,473.41
(ii) % of Pool Balance:	0.09%

(c) Number of Receivables pending repurchase (within cure period) in the related Collection Period:
(i) Aggregate Principal Balance of Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(d) Number of repurchase demands in dispute in the related Collection Period:
(i) Aggregate Principal Balance of Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(e) Number of repurchase demands withdrawn in the related Collection Period:
(i) Aggregate Principal Balance of related Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(f) Number of repurchase demands rejected in the related Collection Period:
(i) Aggregate Principal Balance of related Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(15) (i) Aggregate amount of net losses for the collection period:	$266,024.09
(ii) Cumulative amount of net losses:	$1,198,860.97
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.11%

(16) (i) Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.85%

(17) Collateral Composition:
(a) Number of loans at the beginning of the period:	15,544
(b) Number of loans at the end of the period:	15,176
(c) Weighted average remaining term on receivables:	32.14
(d) Prepayment amount - monthly:	$8,594,760.04
(e) Prepayment amount - life-to-date:	$134,034,636.52
(f) Weighted average APR of the pool assets:	2.45%
(g) Pool Factor:	0.55